12. INCOME TAXES	12 Months Ended
Sep. 30, 2023
Notes
12. INCOME TAXES

12.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2023	2022

Loss before income taxes	$(795,040)	$(2,051,990)

Expected income tax recovery	$(216,000)	$(571,000)
Permanent differences	7,000	91,000
Share issue costs	(35,000)	(38,000)
Change in unrecognized deductible temporary differences	244,000	518,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(912,000)	No expiry date	(1,347,000)	No expiry date
Property and equipment	14,000	No expiry date	14,000	No expiry date
Share issue costs	167,000	2024 to 2027	297,000	2023 to 2026
Allowable capital losses	3,793,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	19,550,000	2027 to 2043	19,521,000	2026 to 2042

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2023, the Company has an obligation for future flow-through expenditures of $Nil (2022: $50,654).

Tax attributes are subject to review, and potential adjustment, by tax authorities.